Loss Per Common Share (Details) - Benson Hill, Inc - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted average share impact of preferred stock, stock warrants, and stock options that were excluded from the calculation of diluted shares	110,835	68,275	108,910	68,292	79,798	64,376	44,615
Weighted average shares outstanding:
Basic weighted average shares outstanding	6,323	5,634	6,092	5,597	5,662	5,277	5,131
Diluted weighted average shares outstanding	6,323	5,634	6,092	5,597	5,662	5,277	5,131